Label	Element	Value
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Macquarie High Yield Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	What is the Portfolio’s investment objective?
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie High Yield Bond Portfolio seeks high total return.
Expense, Heading	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio will primarily invest its assets at the time of purchase in: (1) below investment grade corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody’s or that may be unrated but considered to be of comparable quality. Of these categories of securities, the Manager anticipates investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and that may be speculative. The Portfolio may invest up to 40% of its net assets in foreign securities; however, the Portfolio’s total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Portfolio’s net assets, and investments in emerging market securities will be limited to 20% of the Portfolio’s net assets. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager’s opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High yield, fixed income securities, or high yield bonds, are generally considered to be those rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another NRSRO. The Portfolio will generally focus its investments on bonds in the BB/Ba or B/B ratings categories and in unrated bonds of similar quality.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities that are backed by the full faith and credit of the U.S.

The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Bank Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by U.S. laws and regulations. Principal risks include:

Risk	Definition
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Bank loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Liquidity risk	The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

Risk, Lose Money	rr_RiskLoseMoney

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution

Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Bank Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	How has Macquarie High Yield Bond Portfolio performed?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarie.com/investment-management/institutional.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarie.com/investmentmanagement/institutional
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Year-by-year total return (Macquarie High Yield Bond Portfolio)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Macquarie High Yield Bond Portfolio's highest quarterly return was 21.06% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.17% for the quarter ended Dec. 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.

FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	17.49%
5 years	rr_AverageAnnualReturnYear05	7.35%
10 years	rr_AverageAnnualReturnYear10	7.45%
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPHYX
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	0.55%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	$ 689
Annual Return 2007	rr_AnnualReturn2007	2.19%
Annual Return 2008	rr_AnnualReturn2008	(24.51%)
Annual Return 2009	rr_AnnualReturn2009	54.70%
Annual Return 2010	rr_AnnualReturn2010	17.04%
Annual Return 2011	rr_AnnualReturn2011	3.43%
Annual Return 2012	rr_AnnualReturn2012	17.78%
Annual Return 2013	rr_AnnualReturn2013	9.21%
Annual Return 2014	rr_AnnualReturn2014	0.46%
Annual Return 2015	rr_AnnualReturn2015	(4.98%)
Annual Return 2016	rr_AnnualReturn2016	13.43%
1 year	rr_AverageAnnualReturnYear01	13.43%
5 years	rr_AverageAnnualReturnYear05	6.85%
10 years	rr_AverageAnnualReturnYear10	7.24%
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.62%
5 years	rr_AverageAnnualReturnYear05	4.34%
10 years	rr_AverageAnnualReturnYear10	4.43%
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.59%
5 years	rr_AverageAnnualReturnYear05	4.21%
10 years	rr_AverageAnnualReturnYear10	4.42%

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio's average daily net assets from Feb. 28, 2017 through Feb. 28, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.